Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity
6.         Stockholders’ Equity

Authorized capital stock

The Company’s authorized capital stock consists of an unlimited number of shares of no par common stock.

On August 10, 2011, and again on May 28, 2014, the Board of Directors approved a 1-for-18 and a 1-for-3 reverse stock split, or “Share Consolidation” respectively, which became effective on August 25, 2011 and September 3, 2014, respectively. The combined 1-for-54 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date. Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the shares, stock options and warrants as if they had always been presented on this basis. The number of units and unit prices (including with respect to the units issued in our April 2010 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Equity financings

On November 22, 2013, the Company completed the closing of non-brokered private placement of 4,000 units for gross proceeds of $1,600.  Each unit was issued at a price of $0.40 per unit and consisted of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share at a price of $0.50 per share for a period of five years from the date of issuance.

On December 3, 2014, the Company completed the closing of a non-brokered private placement of 732 units for gross proceeds of $2,197. Each unit was issued at a price of $3.00 per unit and consisted of one common share of the Company and one half of a common share purchase warrant. Each whole warrant entitles the holder thereof to purchase one common share of the Company during the period ending on the day following the earlier of: (A) the day that is two years from the date of issue or (B) if at any time from the date of issue (i) the common shares trade on the Toronto Stock exchange (the “TSX”) at a price greater than CAD$5.00 per common share (subject to customary adjustments) for at least twenty-five (25) trading days within any thirty (30) trading day period (the “Triggering Event”) and (ii) the Company elects to deliver a notice to the holder within ten (10) trading days of the Triggering Event, the day that is 30 days after such notice, in either event at a price equal to $3.60 per whole common share.

Warrants to Purchase Common Stock

At December 31, 2014, the Company had the following warrants outstanding to purchase common stock priced in Canadian dollars with a weighted average exercise price of CAD$4.32 and a weighted average remaining life of 0.7 years. The Company also had warrants outstanding to purchase common stock priced in U.S. dollars with a weighted average price of $1.87 and a weighted average remaining life of 2.9 years:

	Common Shares Issuable Upon Exercise
Warrant	of Outstanding Warrants at	Exercise Price
Description	December 31, 2014	CAD/USD	Expiration Date
Inverstor warrants (1)	1,307	$4.32 CAD	April 30, 2015
Inverstor warrants (2)	821	$4.32 CAD	March 29, 2016
Inverstor warrants (3)	300	$1.50 USD	April 30, 2015
Inverstor warrants (4)	74	$1.50 USD	March 29, 2016
Inverstor warrants (5)	366	$3.60 USD	December 3, 2016
Inverstor warrants (6)	1,333	$1.50 USD	November 22, 2018
	4,201

(1) On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement of 240,066 units, at a price of CAD$0.03 per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant. As a result of the share consolidations, each fifty-four (54) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$4.32 per whole share for a period of five years from the issue date.

(2) On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of CAD$0.03 per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant. As a result of the share consolidations, each fifty-four (54) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$4.32 per whole share for a period of five years from the issue date.

(3) On June 30, 2014, the Company announced a tender offer to exchange all Canadian denominated warrants with an expiration date of April 30, 2015 for a new warrant. New warrants could be obtained by exchanging one hundred eighty (180) original warrants. New warrants expire April 30, 2015 and have a strike price of $0.50. As a result of the September 3, 2014 share consolidation, three new warrants entitle the holder to purchase one common share at a price of $1.50.

(4) On June 30, 2014, the Company announced a tender offer to exchange all Canadian denominated warrants with an expiration date of March 29, 2016 for a new warrant. New warrants could be obtained by exchanging one hundred eighty (180) original warrants. New warrants would expire March 29, 2016 and have a strike price of $0.50. As a result of the September 3, 2014 share consolidation, three new warrants entitle the holder to purchase one common share at a price of $1.50.

(5) On November 22, 2013, the Company announced it had completed the closing of a non-brokered private placement of 4,000 units, at a price of $0.40 per unit for net proceeds of $1,600. Each unit consisted of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share of the Company at a price of $0.50 per share for a period of five years from the date of issuance. As a result of the September 3, 2014 share consolidation, each three (3) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of $1.50 per whole share for a period of five years from the issue date.

(6) On December 3, 2014, the Company completed the closing of a non-brokered private placement of 732 units for gross proceeds of $2,197. Each unit was issued at a price of $3.00 per unit and consisted of one common share of the Company and one half of a common share purchase warrant. Each whole warrant entitles the holder thereof to purchase one common share of the Company during the period ending on the day following the earlier of: (A) the day that is two years from the date of issue or (B) if at any time from the date of issue (i) the common shares trade on the TSX at a price greater than CAD$5.00 per common share (subject to customary adjustments) for at least twenty-five (25) trading days within any thirty (30) trading day period (the “Triggering Event”) and (ii) the Company elects to deliver a notice to the holder within ten (10) trading days of the Triggering Event, the day that is 30 days after such notice, in either event at a price equal to 3.60 per whole common share.  Proceeds from this transaction were allocated between common shares and the warrants based on their relative fair value.